Finance Lease Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	$ 203	$ 265
Present value of minimum lease receipts	181	225
Less: unearned finance lease income	22	40
Less: unearned finance lease income	0	0
Total finance lease receivables	181	225
Current portion of finance lease receivables	52	40
Long-term portion of finance lease receivables	129	185
Within one year
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	62	58
Present value of minimum lease receipts	55	54
Second to fifth years inclusive
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	81	127
Present value of minimum lease receipts	75	105
More than five years
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	60	80
Present value of minimum lease receipts	$ 51	$ 66